Financial Risk Management_Interest Rate Value At Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
KB Securities Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	₩ 28,396	₩ 20,605
KB Insurance Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	585,648	345,292
KB Kookmin Card Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	64,783	49,878
KB Life Insurance Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	29,392	56,214
KB Savings Bank Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	6,014	6,510
Prudential Life Insurance Company of Korea Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	132,576	0
KB Capital Co.,Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	₩ 27,805	₩ 33,038